DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Summary of Changes in Fair Value of Company's Level 3 Financial Liabilities
Balance, December 31, 2022	$1,648,831
Issuance of shares in exchange for convertible note payable	(624,490)
Mark to market	98,640
Balance, March 31, 2023	$1,122,981

Loss on change in derivative liabilities for the three months ended March 31, 2023	$98,640

Balance, December 31, 2021	$-
Issuance of convertible note payable	2,641,846
Derivative liabilities on settlement of note transferred to gain on settlement	(227,459)
Mark to market	(765,556)
Balance, December 31, 2022	$1,648,831